UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                       October 2, 2006 to November 1, 2006


Commission File Number of issuing entity:   333-127352-35


                   Newcastle Mortgage Securities Trust 2006-1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127352


                        Financial Asset Securities Corp.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                           Newcastle Investment Corp.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    Delaware
                                 ---------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                             43-2104446, 43-2104448
                           --------------------------
                      (I.R.S. Employer Identification No.)

c/o Wilmington Trust Company
Rodney Square North
1100 North Market Street
Wilmington, DE                                                    19890
--------------------------------------                          ---------
(Address of principal executive offices                         Zip Code
of the issuing entity)

                                 (302) 651-1000
                                 --------------
                     (Telephone number, including area code)

                                 Not Applicable
                                 --------------
           (Former name, former address, if changed since last report)


              Registered/reporting pursuant to (check one)

              Section 12(b)   Section 12(g)   Section 15(d)    Name of Exchange
                                                              (if Section 12(b))
Title of class
   A1             [   ]           [   ]           [ x ]
   A2             [   ]           [   ]           [ x ]
   A3             [   ]           [   ]           [ x ]
   A4             [   ]           [   ]           [ x ]
   M1             [   ]           [   ]           [ x ]
   M2             [   ]           [   ]           [ x ]
   M3             [   ]           [   ]           [ x ]
   M4             [   ]           [   ]           [ x ]
   M5             [   ]           [   ]           [ x ]
   M6             [   ]           [   ]           [ x ]
   M7             [   ]           [   ]           [ x ]
   M8             [   ]           [   ]           [ x ]
   M9             [   ]           [   ]           [ x ]
   M10            [   ]           [   ]           [ x ]
   M11            [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On November 27, 2006 a distribution was made to holders of Newcastle Mortgage Securities Trust 2006-1, Asset-Backed Notes, Series 2006-1.

         The distribution report is attached as Exhibit 99.1  to this Form 10-D.


PART II - OTHER INFORMATION

Item 9.  Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

         Statement  to Certificateholders  on  November 27,  2006  is  filed  as
         Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                Newcastle Mortgage Securities Trust 2006-1
                                (Issuing Entity)

                          By:   Nationstar Mortgage LLC
                                (Servicer)

                                /s/ Jerry Berrens
                                ------------------------
                                Jerry Berrens

                          Date: November 30, 2006

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to holders of Newcastle Mortgage Securities Trust 2006-1, Asset-Backed Notes, Series 2006-1, relating to the November 27, 2006 distribution.


                                     EX-99.1

               Newcastle Mortgage Securities Trust, Series 2006-1
                                November 27, 2006

                                Table of Contents
                                                                        Page
Distribution Report  ...................................................  2
Factor Report  .........................................................  2
Delinquency Group Total Report  ........................................  6
Foreclosure Group Report  ..............................................  6
Bankruptcy Group Report  ...............................................  6
REO Property Scheduled Balance  ........................................  6



 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Nayades Ortega
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                               Tel: (212) 623-0613
                      Email: nayades.x.ortega@jpmorgan.com

                                       Newcastle Mortgage Securities Trust, Series 2006-1
                                                        November 27, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                                                     DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
              ORIGINAL          BEGINNING                                                                                ENDING
              FACE              PRINCIPAL                                                       REALIZED   DEFERRED      PRINCIPAL
CLASS         VALUE             BALANCE          PRINCIPAL         INTEREST         TOTAL       LOSSES     INTEREST      BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1         687,997,000.00    460,088,042.27   46,463,609.39    2,273,218.34   48,736,827.73      0.00       0.00     413,624,432.88
A2         113,911,000.00    113,911,000.00            0.00      568,036.19      568,036.19      0.00       0.00     113,911,000.00
A3         261,774,000.00    261,774,000.00            0.00    1,319,777.25    1,319,777.25      0.00       0.00     261,774,000.00
A4         116,279,000.00    116,279,000.00            0.00      596,898.87      596,898.87      0.00       0.00     116,279,000.00
M1          51,074,000.00     51,074,000.00            0.00      265,457.11      265,457.11      0.00       0.00      51,074,000.00
M2          47,319,000.00     47,319,000.00            0.00      246,808.02      246,808.02      0.00       0.00      47,319,000.00
M3          29,293,000.00     29,293,000.00            0.00      153,324.44      153,324.44      0.00       0.00      29,293,000.00
M4          24,035,000.00     24,035,000.00            0.00      127,125.12      127,125.12      0.00       0.00      24,035,000.00
M5          23,284,000.00     23,284,000.00            0.00      123,793.27      123,793.27      0.00       0.00      23,284,000.00
M6          21,782,000.00     21,782,000.00            0.00      117,604.65      117,604.65      0.00       0.00      21,782,000.00
M7          21,031,000.00     21,031,000.00            0.00      124,731.36      124,731.36      0.00       0.00      21,031,000.00
M8          18,026,000.00     18,026,000.00            0.00      109,387.78      109,387.78      0.00       0.00      18,026,000.00
M9          15,022,000.00     15,022,000.00            0.00      103,551.65      103,551.65      0.00       0.00      15,022,000.00
M10         15,022,000.00     15,022,000.00            0.00      107,682.70      107,682.70      0.00       0.00      15,022,000.00
M11          7,511,000.00      7,511,000.00            0.00       53,841.35       53,841.35      0.00       0.00       7,511,000.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   1,453,360,000.00  1,225,451,042.27   46,463,609.39    6,291,238.10   52,754,847.49      0.00       0.00   1,178,987,432.88
-----------------------------------------------------------------------------------------------------------------------------------
C                    0.00              0.00            0.00      555,752.97      555,752.97      0.00       0.00               0.00
XS                   0.00              0.00            0.00    1,627,093.55    1,627,093.55      0.00       0.00               0.00
R                    0.00              0.00            0.00            0.00            0.00      0.00       0.00               0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                         FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        CURRENT
                               BEGINNING                                                             ENDING             PASS-THRU
CLASS           CUSIP          PRINCIPAL          PRINCIPAL         INTEREST        TOTAL            PRINCIPAL          RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1            65106AAJ2         668.73553558    67.53461046       3.30411083    70.83872129      601.20092512           5.390000%
A2            65106AAK9       1,000.00000000     0.00000000       4.98666670     4.98666670    1,000.00000000           5.440000%
A3            65106AAL7       1,000.00000000     0.00000000       5.04166667     5.04166667    1,000.00000000           5.500000%
A4            65106AAM5       1,000.00000000     0.00000000       5.13333336     5.13333336    1,000.00000000           5.600000%
M1            65106AAN3       1,000.00000000     0.00000000       5.19749990     5.19749990    1,000.00000000           5.670000%
M2            65106AAP8       1,000.00000000     0.00000000       5.21583339     5.21583339    1,000.00000000           5.690000%
M3            65106AAQ6       1,000.00000000     0.00000000       5.23416652     5.23416652    1,000.00000000           5.710000%
M4            65106AAR4       1,000.00000000     0.00000000       5.28916663     5.28916663    1,000.00000000           5.770000%
M5            65106AAS2       1,000.00000000     0.00000000       5.31666681     5.31666681    1,000.00000000           5.800000%
M6            65106AAT0       1,000.00000000     0.00000000       5.39916674     5.39916674    1,000.00000000           5.890000%
M7            65106AAU7       1,000.00000000     0.00000000       5.93083353     5.93083353    1,000.00000000           6.470000%
M8            65106AAV5       1,000.00000000     0.00000000       6.06833352     6.06833352    1,000.00000000           6.620000%
M9            65106AAW3       1,000.00000000     0.00000000       6.89333311     6.89333311    1,000.00000000           7.520000%
M10           65106AAX1       1,000.00000000     0.00000000       7.16833311     7.16833311    1,000.00000000           7.820000%
M11           65106AAY9       1,000.00000000     0.00000000       7.16833311     7.16833311    1,000.00000000           7.820000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                          843.18478716    31.96978683       4.32875413    36.29854096      811.21500033
-----------------------------------------------------------------------------------------------------------------------------------

                                       Newcastle Mortgage Securities Trust, Series 2006-1
                                                        November 27, 2006

Sec. 7.05(a)(ix)        Funds Allocable to Certificate Principal

                        Scheduled Principal                                                                              881,556.64
                        Curtailments                                                                                     112,605.07
                        Prepayments                                                                                   45,469,482.68
                        Repurchases                                                                                            0.00
                        Liquidation Proceeds                                                                                   0.00

Sec. 7.05(a)(xii)       Interest Distribution Amounts

                        Interest Distribution - A-1                                                                    2,273,218.34
                        Unpaid Interest - A-1                                                                                  0.00
                        Remaining Unpaid Interest - A-1                                                                        0.00

                        Interest Distribution - A-2                                                                      568,036.19
                        Unpaid Interest - A-2                                                                                  0.00
                        Remaining Unpaid Interest - A-2                                                                        0.00

                        Interest Distribution - A-3                                                                    1,319,777.25
                        Unpaid Interest - A-3                                                                                  0.00
                        Remaining Unpaid Interest - A-3                                                                        0.00

                        Interest Distribution - A-4                                                                      596,898.87
                        Unpaid Interest - A-4                                                                                  0.00
                        Remaining Unpaid Interest - A-4                                                                        0.00

                        Interest Distribution - M-1                                                                      265,457.11
                        Unpaid Interest - M-1                                                                                  0.00
                        Remaining Unpaid Interest - M-1                                                                        0.00

                        Interest Distribution - M-2                                                                      246,808.02
                        Unpaid Interest - M-2                                                                                  0.00
                        Remaining Unpaid Interest - M-2                                                                        0.00

                        Interest Distribution - M-3                                                                      153,324.44
                        Unpaid Interest - M-3                                                                                  0.00
                        Remaining Unpaid Interest - M-3                                                                        0.00

                        Interest Distribution - M-4                                                                      127,125.12
                        Unpaid Interest - M-4                                                                                  0.00
                        Remaining Unpaid Interest - M-4                                                                        0.00

                        Interest Distribution - M-5                                                                      123,793.27
                        Unpaid Interest - M-5                                                                                  0.00
                        Remaining Unpaid Interest - M-5                                                                        0.00

                        Interest Distribution - M-6                                                                      117,604.65
                        Unpaid Interest - M-6                                                                                  0.00
                        Remaining Unpaid Interest - M-6                                                                        0.00

                        Interest Distribution - M-7                                                                      124,731.36
                        Unpaid Interest - M-7                                                                                  0.00
                        Remaining Unpaid Interest - M-7                                                                        0.00

                        Interest Distribution - M-8                                                                      109,387.78
                        Unpaid Interest - M-8                                                                                  0.00
                        Remaining Unpaid Interest - M-8                                                                        0.00

                        Interest Distribution - M-9                                                                      103,551.65
                        Unpaid Interest - M-9                                                                                  0.00
                        Remaining Unpaid Interest - M-9                                                                        0.00

                        Interest Distribution - M-10                                                                     107,682.70
                        Unpaid Interest - M-10                                                                                 0.00
                        Remaining Unpaid Interest - M-10                                                                       0.00

                        Interest Distribution - M-11                                                                      53,841.35
                        Unpaid Interest - M-11                                                                                 0.00
                        Remaining Unpaid Interest - M-11                                                                       0.00


Sec. 7.05(a)(vii)       Pool Principal Balances
                        Beginning Pool Balance                                                                     1,274,271,998.99
                        Ending Pool Balance                                                                        1,227,808,354.60
                        Beginning Loan Count                                                                                  9,607
                        Ending Loan Count                                                                                     9,292
                        Weighted Average Mortgage Rate                                                                        7.50%
                        Weighted Average Remaining Term                                                                         337

Sec. 7.05(a)(iii)       Fees
                        Trustee Fee                                                                                        5,309.47
                        Servicing Fee                                                                                    530,946.67

Sec. 7.05(a)(iv)        Delinquency Advances
                        Group I Delinquency Advances Included in Current Distribution                                          0.00
                        Group I Recouped Advances Included in Current Distribution                                             0.00
                        Group I Recouped Advances From Liquidations                                                            0.00
                        Group I Aggregate Amount of Advances Outstanding                                                       0.00

Sec. 7.05(a)(vii)       Delinquencies

                        Delinquency Group Total Report
                        Group Totals
                        Period           Number    Principal Balance   Percentage
                        30-59 days         357       40,304,729.45        3.28%
                        60-89 days          79        9,364,247.85        0.76%
                        90+days            135       16,169,587.56        1.32%
                        Total              571       65,838,564.86        5.36%

Sec. 7.05(a)(vii)       Loans in Foreclosure

                        Foreclosure Group Report
                        Group Number      Number of Loans     Principal Balance      Percentage
                              1                 107              13,308,710.89         1.08%

Sec. 7.05(a)(vii)       Bankruptcies

                        Bankruptcy Group Report
                        Group Number     Number of Loans      Principal Balance      Percentage
                              1                 27                2,319,181.42         0.19%
                        Total                   27                2,319,181.42         0.19%

Sec. 7.05(a)(vii),(xiii)REO Properties

                        REO Property Scheduled Balance
                        Group Number     Loan Number         REO Date        Schedule Principal Balance
                                                                                         0.00
                        Total                                                            0.00

Sec. 7.05(a)(x)         Realized Losses/Recoveries
                        Current Period Realized Losses                                                                    50,996.52
                        Cumulative Realized Losses                                                                        52,212.76
                        Current Period Recoveries                                                                              0.00
                        Cumulative Recoveries                                                                                  0.00

Sec. 7.05(a)(xiii)      Net Prepayment Interest Shortfalls                                                                     0.00

Sec. 7.05(a)(xiv)       Relief Act Reductions                                                                                  0.00

Sec. 7.05(a)(xv)        Overcollateralization Amounts
                        Overcollateralization Amount                                                                  48,820,921.72
                        Overcollateralization Target Amount                                                           48,820,873.21
                        Overcollateralization Release Amount                                                                   0.00
                        Overcollateralization Deficiency Amount                                                                0.00

                        Net Monthly Excess Cashflow                                                                    1,091,534.88
                        Senior Credit Enhancement Percentage                                                                 26.24%

Sec. 7.05(a)(xvi)       Succeeding Pass-Through Rates
                        Next Pass-Through Rate - A-1                                                                        5.3900%
                        Next Pass-Through Rate - A-2                                                                        5.4400%
                        Next Pass-Through Rate - A-3                                                                        5.5000%
                        Next Pass-Through Rate - A-4                                                                        5.6000%
                        Next Pass-Through Rate - M-1                                                                        5.6700%
                        Next Pass-Through Rate - M-2                                                                        5.6900%
                        Next Pass-Through Rate - M-3                                                                        5.7100%
                        Next Pass-Through Rate - M-4                                                                        5.7700%
                        Next Pass-Through Rate - M-5                                                                        5.8000%
                        Next Pass-Through Rate - M-6                                                                        5.8900%
                        Next Pass-Through Rate - M-7                                                                        6.4700%
                        Next Pass-Through Rate - M-8                                                                        6.6200%
                        Next Pass-Through Rate - M-9                                                                        7.5200%
                        Next Pass-Through Rate - M-10                                                                       7.8200%
                        Next Pass-Through Rate - M-11                                                                       7.8200%

Sec. 7.05(a)(xvii)      Basis Risk Shortfall
                        Class A-1 Basis Risk Shortfall Amount Due                                                              0.00
                        Class A-1 Basis Risk Shortfall Amount Paid                                                             0.00
                        Class A-1 Basis Risk Shortfall Remaining Amount Due                                                    0.00
                        Class A-2 Basis Risk Shortfall Amount Due                                                              0.00
                        Class A-2 Basis Risk Shortfall Amount Paid                                                             0.00
                        Class A-2 Basis Risk Shortfall Remaining Amount Due                                                    0.00
                        Class A-3 Basis Risk Shortfall Amount Due                                                              0.00
                        Class A-3 Basis Risk Shortfall Amount Paid                                                             0.00
                        Class A-3 Basis Risk Shortfall Remaining Amount Due                                                    0.00
                        Class A-4 Basis Risk Shortfall Amount Due                                                              0.00
                        Class A-4 Basis Risk Shortfall Amount Paid                                                             0.00
                        Class A-4 Basis Risk Shortfall Remaining Amount Due                                                    0.00
                        Class M-1 Basis Risk Shortfall Amount Due                                                              0.00
                        Class M-1 Basis Risk Shortfall Amount Paid                                                             0.00
                        Class M-1 Basis Risk Shortfall Remaining Amount Due                                                    0.00
                        Class M-2 Basis Risk Shortfall Amount Due                                                              0.00
                        Class M-2 Basis Risk Shortfall Amount Paid                                                             0.00
                        Class M-2 Basis Risk Shortfall Remaining Amount Due                                                    0.00
                        Class M-3 Basis Risk Shortfall Amount Due                                                              0.00
                        Class M-3 Basis Risk Shortfall Amount Paid                                                             0.00
                        Class M-3 Basis Risk Shortfall Remaining Amount Due                                                    0.00
                        Class M-4 Basis Risk Shortfall Amount Due                                                              0.00
                        Class M-4 Basis Risk Shortfall Amount Paid                                                             0.00
                        Class M-4 Basis Risk Shortfall Remaining Amount Due                                                    0.00
                        Class M-5 Basis Risk Shortfall Amount Due                                                              0.00
                        Class M-5 Basis Risk Shortfall Amount Paid                                                             0.00
                        Class M-5 Basis Risk Shortfall Remaining Amount Due                                                    0.00
                        Class M-6 Basis Risk Shortfall Amount Due                                                              0.00
                        Class M-6 Basis Risk Shortfall Amount Paid                                                             0.00
                        Class M-6 Basis Risk Shortfall Remaining Amount Due                                                    0.00
                        Class M-7 Basis Risk Shortfall Amount Due                                                          2,042.01
                        Class M-7 Basis Risk Shortfall Amount Paid                                                         2,042.01
                        Class M-7 Basis Risk Shortfall Remaining Amount Due                                                    0.00
                        Class M-8 Basis Risk Shortfall Amount Due                                                          4,228.82
                        Class M-8 Basis Risk Shortfall Amount Paid                                                         4,228.82
                        Class M-8 Basis Risk Shortfall Remaining Amount Due                                                    0.00
                        Class M-9 Basis Risk Shortfall Amount Due                                                         15,917.24
                        Class M-9 Basis Risk Shortfall Amount Paid                                                        15,917.24
                        Class M-9 Basis Risk Shortfall Remaining Amount Due                                                    0.00
                        Class M-10 Basis Risk Shortfall Amount Due                                                        20,048.29
                        Class M-10 Basis Risk Shortfall Amount Paid                                                       20,048.29
                        Class M-10 Basis Risk Shortfall Remaining Amount Due                                                   0.00
                        Class M-11 Basis Risk Shortfall Amount Due                                                        10,024.14
                        Class M-11 Basis Risk Shortfall Amount Paid                                                       10,024.14
                        Class M-11 Basis Risk Shortfall Remaining Amount Due                                                   0.00

Sec. 7.05(a)(xviii)     Has the Stepdown Date occurred?                                                                          NO
                        Has a Trigger Event Occurred and is continuing?                                                          NO

Sec. 7.05(a)(xix)       Delinquency Percentage                                                                                0.01%
                        Realized Loss Percentage                                                                              0.00%

Sec. 7.05(a)(xx)        Amount of Prepayment Charges collected or (paid) by the Servicer                                 555,752.97

Sec. 7.05(a)(xxii)      Net Swap Deposit Amount                                                                                0.00

Sec. 7.05(a)(xxii)      Net Swap Withdrawal Amount                                                                       535,558.67
                        Amount of Swap Termination Payments                                                                    0.00

Sec. 7.05(a)(xxiii)     Dates
                        Record Date                                                                                        11/24/06
                        Interest Accrual Period(beg)                                                                       10/25/06
                        Interest Accrual Period(end)                                                                       11/26/06
                        Interest Determination Date                                                                        10/23/06

Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.